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                                              Securities Act File No. 333-107410

      As filed with the Securities and Exchange Commission on July 28, 2003
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                        Pre-Effective Amendment No.
                                                    -----

                        Post-Effective Amendment No.  1
                                                    -----

                              SECURITY EQUITY FUND
               (Exact Name of Registrant as Specified in Charter)

                One Security Benefit Place, Topeka, Kansas 66636
               (Address of Principal Executive Offices) (Zip Code)

                                 (785) 438-3000
                  (Registrant's Area Code and Telephone Number)

                             Christopher D. Swickard
                        Security Management Company, LLC
                           One Security Benefit Place
                              Topeka, Kansas 66636
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  ________________________________.

This  filing was  effective  on August 27,  2003  pursuant to Rule 488 under the
Securities Act of 1933.

No filing fee is required because an indefinite  number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

ITEM 16.  EXHIBITS

 (1)  Articles of Incorporation(a)
 (2)  Bylaws(b)
 (3)  Not Applicable
 (4)  Form of Plan of Reorganization(c)
 (5)  Certificate of Designation of Series and Classes of Common Stock(h)
 (6)  Investment Management and Services Agreement(d)
 (7)  (a)  Distribution Agreement(d)
      (b)  Class B Distribution Agreement(a)
      (c)  Class C Distribution Agreement(a)
      (d)  Underwriter-Dealer Agreement(e)
 (8)  Not Applicable
 (9)  Custodian Agreement - State Street(d)
(10)  (a)  Class A Distribution Plan(d)
      (b)  Class B Distribution Plan(a)
      (c)  Class C Distribution Plan(a)
      (d)  Brokerage Enhancement Plan(a)
      (e)  Form of Shareholder Service Agreement(f)
(11)  Opinion of Counsel(g)
(12)  Opinion and Consent of Counsel supporting tax matters and consequences
(13)  Not Applicable
(14)  Consent of Independent Auditors(g)
(15)  Not Applicable
(16)  Powers of Attorney(g)
(17)  Not Applicable

(a)  Incorporated   herein  by  reference   to  the  Exhibits   filed  with  the
     Registrant's  Post-Effective Amendment No. 93 to Registration Statement No.
     2-19458 on Form N-1A on November 15, 2002.

(b)  Incorporated   herein  by  reference   to  the  Exhibits   filed  with  the
     Registrant's  Post-Effective Amendment No. 86 to Registration Statement No.
     2-19458 on Form N-1A on November 29, 1999.

(c)  Incorporated   herein   by   reference   to   Appendix   A  of  the   Proxy
     Statement/Prospectus  filed  with  the  Registrant's  Initial  Registration
     Statement No. 333-107410 on Form N-14 as filed on July 25, 2003.

(d)  Incorporated   herein  by  reference   to  the  Exhibits   filed  with  the
     Registrant's  Post-Effective Amendment No. 94 to Registration Statement No.
     2-19458 on Form N-1A on January 14, 2003.

(e)  Incorporated   herein  by  reference   to  the  Exhibits   filed  with  the
     Registrant's  Post-Effective Amendment No. 90 to Registration Statement No.
     2-19458 on Form N-1A on November 20, 2000.

(f)  Incorporated herein by reference to the Exhibits filed with Security Income
     Fund's  Post-Effective  Amendment  No.  71 to  Registration  Statement  No.
     2-38414 on Form N-1A on January 11, 2002.

(g)  Incorporated   herein  by  reference   to  the  Exhibits   filed  with  the
     Registrant's Initial Registration  Statement No. 333-107410 on Form N-14 as
     filed on July 25, 2003.

(h)  Incorporated   herein  by  reference   to  the  Exhibits   filed  with  the
     Registrant's  Post-Effective  Amendment  No. 89 to  Registration  Statement
     2-19458 (filed May 1, 2000).

ITEM 17.  UNDERTAKINGS

1.  The undersigned registrant agrees that prior to any public reoffering of the securities  registered  through the use of a  prospectus  which is a part of this  registration  statement  by any person or party who is deemed to be an underwriter  within the meaning of Rule 145(c) of the  Securities Act 17 CFR
    230.145(c),  the reoffering  prospectus will contain the information  called for by the applicable  registration  form for reofferings by persons who may be deemed  underwriters,  in addition to the  information  called for by the other items of the applicable form.

2.  The undersigned  registrant agrees that every prospectus that is filed under paragraph  (1)  above  will  be  filed  as a  part  of an  amendment  to the registration  statement  and  will  not  be  used  until  the  amendment  is effective,  and that, in determining  any liability under the 1933 Act, each post-effective  amendment shall be deemed to be a new registration statement for the securities  offered  therein,  and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.  The undersigned registrant undertakes to file a post-effective  amendment to this registration statement upon the closing of the Reorganization described
    in  this  registration   statement  that  contains  an  opinion  of  counsel
    supporting the tax matters discussed in this registration statement.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Act of 1933, as amended,  the
Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the  undersigned,  thereunto  duly  authorized,  in the City of
Topeka and State of Kansas on the 25th day of July, 2003.

                                      SECURITY EQUITY FUND

                                      By:  JAMES R. SCHMANK
                                           -------------------------------------
                                           James R. Schmank
                                           President

Pursuant to the  requirements  of the Securities  Act of 1933, as amended,  this
Registration  Statement  has been signed below by the  following  persons in the capacities and on the date indicated.

John D. Cleland                       By:            JAMES R. SCHMANK
Chairman of the                            -------------------------------------
Board and Director                         James R. Schmank, Director, President
                                           and as Attorney-In-Fact for the
                                           Directors Whose Names Appear Opposite
Donald A. Chubb, Jr.
Director
                                                     BRENDA M. HARWOOD
                                           -------------------------------------
Penny A. Lumpkin                           Brenda M. Harwood, Treasurer
Director                                   (Principal Financial Officer)

Mark L. Morris, Jr.
Director

Maynard Oliverius
Director

                                  EXHIBIT INDEX

 (1)  None
 (2)  None
 (3)  None
 (4)  None
 (5)  None
 (6)  None
 (7)  None
 (8)  None
 (9)  None
(10)  None
(11)  None
(12)  Opinion and Consent of Counsel supporting tax matters and consequences
(13)  None
(14)  None
(15)  None
(16)  None
(17)  None